GOF P16 01/19

SUPPLEMENT DATED JANUARY 31, 2019

TO THE PROSPECTUSES

DATED JANUARY 1, 2019 OF

TEMPLETON GROWTH FUND, INC.

 TEMPLETON fOREIGN FUND
TEMPLETON WORLD FUND
(each a series of Templeton Funds)

Effective February 1, 2019, the prospectus is amended as follows:

I.  The “Fund Summary – Templeton Growth Fund – Portfolio Managers” section on page 8 of the prospectus is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Peter Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since February 2019.

II. The “Fund Summary – Templeton Foreign Fund – Portfolio Managers” section beginning on page 9 of the prospectus is replaced with the following:

Portfolio Managers

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Peter Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since February 2019.

III. The “Fund Summary – Templeton World Fund – Portfolio Managers” section on page 10 of the prospectus is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Peter Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors and portfolio manager of the Fund since February 2019.

IV. The listed portfolio managers in the “Templeton Growth Fund – Fund Details – Management” section on page 22 of the prospectus are replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Peter M. Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

V.  The listed portfolio managers in the “Templeton Foreign Fund – Fund Details – Management” section on page 24 of the prospectus are replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1996.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton Investments in 2007.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011. He joined Franklin Templeton Investments in 1991.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton Investments in 1996.

Peter M. Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

As co-lead portfolio managers, Messrs. Scott and Peel are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. Arnold and Messrs. Boersma, Arnett and Moeschter provide the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

VI. The listed portfolio managers in the “Templeton World Fund – Fund Details – Management” section on page 23 of the prospectus are replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2016 and portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Peter M. Moeschter, CFA   Executive Vice President and Portfolio Manager of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1997.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

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